Nationwide BNY Mellon Dynamic US Equity Income Fund Performance Management - Nationwide BNY Mellon Dynamic US Equity Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The Fund's performance prior to December 21, 2020 reflects returns pursuant to different principal investment strategies. If the Fund's current strategies had been in place during the prior period, the performance information shown would have been different.
The Fund has adopted the historical performance of the BNY Mellon Disciplined Stock Fund, a former series of BNY Mellon Investment Funds IV, Inc. (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on December 16, 2019. The returns presented for periods prior to December 16, 2019 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had similar investment goals, although the Fund and the Predecessor Fund had different investment objectives. Further, while the Fund and the Predecessor Fund shared some investment strategies and policies, certain of the Fund's investment strategies and policies were different from those of the Predecessor Fund. The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities market index and an additional index. The additional index has characteristics relevant to the Fund’s investment strategy. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920. Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown. The Fund compares its performance to the Russell 1000® Index to satisfy a Securities and Exchange Commission (SEC) disclosure requirement.
Performance Past Does Not Indicate Future [Text]	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities market index and an additional index. The additional index has characteristics relevant to the Fund’s investment strategy
Bar Chart Does Not Reflect Sales Loads [Text]	These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown.
Bar Chart [Heading]	Annual Total Returns– Class K Shares <br/>(Years Ended December 31,)
Bar Chart Closing [Text Block]	Highest Quarter:20.72%–Q4 2020Lowest Quarter:-31.34%–Q1 2020
Performance Table Heading	Average Annual Total Returns <br/>(For the Periods Ended December 31, 2025)
Performance Table Narrative	After-tax returns are shown for Class K shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.Historical performance for Class K shares is based on the previous performance of the Predecessor Fund’s Shares. The inception date for Class A, Class R6, Institutional Service Class and Eagle Class shares is December 16, 2019. Therefore, pre-inception historical performance for Class A, Class R6, Institutional Service Class and Eagle Class shares is based on the previous performance of Predecessor Fund’s Shares. Performance for Class A shares has been adjusted to reflect sales charges and the higher expenses of Class A shares than those of the Predecessor Fund’s Shares. Performance for Class K, Class R6, Institutional Service Class and Eagle Class shares has not been adjusted to reflect each share class’s lower expenses than those of the Predecessor Fund’s Shares.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class K shares only and will vary for other classes.
Performance Availability Website Address [Text]	nationwide.com/mutualfunds
Performance Availability Phone [Text]	800-848-0920
Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	20.72%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(31.34%)
Lowest Quarterly Return, Date	Mar. 31, 2020